Consolidated Balance Sheets	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Current assets:
Cash and cash equivalents	$ 14,501,954	$ 22,820,300
Time deposits	12,649,524	11,339,515
Restricted cash	9,850,930	4,013,565
Available-for-sale investments		1,050,500
Accounts and bills receivable, net	20,493,672	21,216,884
Inventories	6,418,778	7,162,867
Prepaid expenses	95,398	123,462
Deposits and other assets	3,753,765	2,475,765
Amount due from a related party	15,475	12,569
Total current assets	67,779,496	70,215,427
Interests in jointly-controlled entities	0	0
Property, plant and equipment, net	24,175,245	26,316,958
Land use rights, net	2,826,511	2,923,424
Deferred tax assets	2,815
Deposits paid for purchase of property, plant and equipment	199,693	212,134
Total assets	94,983,760	99,667,943
Current liabilities:
Short term bank loans	6,780,394	7,279,629
Accounts and bills payable	14,248,741	12,520,080
Customer deposits	1,251,521	1,138,500
Accrued salaries, allowances and other employee benefits	3,077,943	2,980,622
Other accrued liabilities	6,284,082	5,720,757
Income tax payable	4,028,708	4,233,169
Total current liabilities	35,671,389	33,872,757
Deferred tax liabilities		5,183
Total liabilities	$ 35,671,389	$ 33,877,940
Commitments and contingencies
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,233,814 shares issued as of March 31, 2015 and 2014	$ 129,353	$ 129,353
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	$ 85,108,427	$ 85,103,910
Statutory reserves	1,328,283	1,340,229
Accumulated deficit	(32,999,298)	(26,590,366)
Accumulated other comprehensive income	10,848,613	10,854,689
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2015 and 2014	(4,663,321)	(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	59,752,057	66,174,494
Non-controlling interests	(439,686)	(384,491)
Total shareholders' equity	59,312,371	65,790,003
Total liabilities and shareholders' equity	$ 94,983,760	$ 99,667,943